COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID‑19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed financial statements. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on October 17, 2019, the holders of the Founder Shares, Private Warrants (and their underlying securities), Representative Shares (as a defined in Note 7) and any securities that may be issued upon conversion of the Working Capital Loans (and their underlying securities) will be entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares are to be released from escrow. The holders of a majority of the Representative Shares, Private Warrants (and underlying securities) and securities issued in payment of Working Capital Loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a business combination. Notwithstanding anything herein to the contrary, EarlyBirdCapital and/or its designees may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the Initial Public Offering. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

Pursuant to a letter agreement entered into on October 17, 2019 (the “Business Combination Marketing Agreement”), the Company engaged EarlyBirdCapital as an advisor to assist the Company in identifying potential target businesses for a business combination, holding meetings with its shareholders to discuss potential business combinations and target business’ attributes, introducing the Company to potential investors that may be interested in purchasing securities of the Company in connection with a business combination, assisting the Company in obtaining shareholder approval for a business combination and assist the Company with its press releases and public filings in connection with a business combination. The Company will pay EarlyBirdCapital a cash fee equal to 3.5% of the gross proceeds of the Initial Public Offering, or $4,830,000, for such services only upon the consummation of a business combination. At the Company’s sole discretion, up to approximately 25% of such amount may be paid to third parties who are investment banks or financial advisory firms not participating in Initial Public Offering that assist the Company in consummating its business combination. As of March 31, 2021, the above service had not been completed and accordingly, no amounts have been recorded in the accompanying condensed financial statements.

Additionally, the Company will pay EarlyBirdCapital a cash fee equal to 1.0% of the total consideration payable in the proposed business combination if it introduces the Company to the target business with which the Company completes a business combination; provided that the foregoing fee will not be paid prior to the date that is 90 days from the effective date of the Initial Public Offering, unless FINRA determines that such payment would not be deemed underwriters’ compensation in connection with the Initial Public Offering pursuant to FINRA Rule 5110(c)(3)(B)(ii).

Placement Agent Agreement

Pursuant to a letter agreement dated February 23, 2021, the Company will pay Stifel Nicolaus & Company, Incorporated (“Stifel”) a placement agent fee for services provided by Stifel in connection with the placement of a private investment in a public equity transaction in connection with a business combination. Pursuant to the amended letter agreement, dated as of April 27, 2021 (the “Placement Agent Agreement”) entered into in connection with the proposed business combination with Shapeways (as defined in Note 9 below), upon consummation of the PIPE Investment referred to in Note 9, the Company will pay Stifel a placement fee equal to 4.0% of the gross proceeds to the Company from the PIPE Investment), excluding proceeds from investors in the PIPE Investment that were stockholders of Shapeways as of the date they entered into subscription agreements for the PIPE Investment and excluding proceeds from Stifel or any of its affiliates. In addition, the Company will reimburse Stifel for reasonable out-of-pocket expenses, not to exceed $25,000 in the aggregate, regardless of whether the PIPE Investment is consummated.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company's financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on October 17, 2019, the holders of the Founder Shares, Private Warrants (and their underlying securities), Representative Shares (as a defined in Note 7) and any securities that may be issued upon conversion of the Working Capital Loans (and their underlying securities) will be entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares are to be released from escrow. The holders of a majority of the Representative Shares, Private Warrants (and underlying securities) and securities issued in payment of Working Capital Loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. Notwithstanding anything herein to the contrary, EarlyBirdCapital and/or its designees may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the Initial Public Offering. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

The Company engaged EarlyBirdCapital as an advisor in connection with a Business Combination to assist the Company in locating target businesses, holding meetings with its shareholders to discuss a potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing securities, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with a Business Combination. The Company will pay EarlyBirdCapital a cash fee equal to 3.5% of the gross proceeds of the Initial Public Offering, or $4,830,000, for such services only upon the consummation of a Business Combination. Of such amount, up to approximately 25% may be paid (subject to the Company’s discretion) to third parties who are investment banks or financial advisory firms not participating in Initial Public Offering that assist the Company in consummating its Business Combination. The election to make such payments to third parties will be solely at the discretion of the Company’s management team, and such third parties will be selected by the management team in their sole and absolute discretion. As of December 31, 2020, the above service had not been completed and accordingly, no amounts have been recorded in the accompanying financial statements.

Additionally, the Company will pay EarlyBirdCapital a cash fee equal to 1.0% of the total consideration payable in the proposed Business Combination if it introduces the Company to the target business with which the Company completes a Business Combination; provided that the foregoing fee will not be paid prior to the date that is 90 days from the effective date of the Initial Public Offering, unless FINRA determines that such payment would not be deemed underwriters’ compensation in connection with the Initial Public Offering pursuant to FINRA Rule 5110(c)(3)(B)(ii).